Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Preferred Stock [Member]	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Beginning balance at Dec. 31, 2018		$ 16,000	$ 24,120,599	$ (19,109,349)	$ 46,256	$ 5,073,506
Beginning balance, shares at Dec. 31, 2018		6,000,000
Realized actuarial gain of post-employment benefits
Net loss				(456,183)		(456,183)
Ending balance at Jun. 30, 2019		$ 16,000	24,120,599	(19,565,532)	46,256	4,617,323
Ending balance, shares at Jun. 30, 2019		6,000,000
Beginning balance at Dec. 31, 2019		$ 19,636	36,910,568	(20,783,084)	46,805	16,193,925
Beginning balance, shares at Dec. 31, 2019		7,363,637
Realized actuarial gain of post-employment benefits					(46,805)	(46,805)
Issuance of ordinary shares for service fee settlement		$ 118	155,437			155,555
Issuance of ordinary shares for service fee settlement, shares		44,318
Share-based compensation			1,549,707			1,549,707
Net loss				(3,563,138)		(3,563,138)
Ending balance at Jun. 30, 2020		$ 19,754	$ 38,615,712	$ (24,346,222)		$ 14,289,244
Ending balance, shares at Jun. 30, 2020		7,407,955